As filed with the Securities and Exchange Commission on December 14, 2016

1933 Act File No. 333-212392

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 1  ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Address of Principal Executive Offices) (Zip Code)

(866) 667-9231

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

This filing is being made solely for the purpose of adding exhibits.  No other part of the Registration Statement is amended or superseded hereby.

ABERDEEN FUNDS

This Post-Effective Amendment is being filed soley for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C: OTHER INFORMATION

Item 15. Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of each Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”); (2) Section 10 of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers: (a) Aberdeen Asset Management Asia Limited and (b) Aberdeen Asset Managers Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc.; and (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 16.

Item 16. Exhibits

1. (a) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March 13, 2008 (Accession Number 0001104659-08-017390).

(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 (Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(ii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445).

(iii) Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743).

(iv) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523).

(v) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f. of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(vi) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific Smaller Companies Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2011 (Accession Number 0001104659-11-018407).

(vii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on August 12, 2011 (Accession Number 0001104659-11-046544) (“Post-Effective Amendment No. 39”).

(viii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. High Yield Bond Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2011 (Accession Number 0001104659-11-069674).

(ix) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX-99.a.1.j of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on June 15, 2012 (Accession Number 0001104659-12-043873) (“Post-Effective Amendment No. 47”).

(x) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen European Equity Fund and Aberdeen Latin American Equity Fund is incorporated by reference to Exhibit EX-99.a.1.k of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2012 (Accession Number 00011-04659-12-083265).

(xi) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II is incorporated by reference to Exhibit EX-99.a.1.k. of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on October 15, 2015 (Accession Number 0001104659-15-070904) (“Post-Effective Amendment No. 67”).

(xii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Japanese Equities Fund is incorporated by reference to Exhibit EX-99.a.1.m of Post-Effective Amendment No. 69 filed on November 25, 2015 (Accession Number 0001104659-15-081471) (“Post-Effective Amendment No. 69”).

(xiii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Mid Cap Equity Fund is incorporated by reference to Exhibit EX-99.a.1.n of Post-Effective Amendment No. 72 filed on February 29, 2016 (Accession Number 0001104659-16-101125) (“Post-Effective Amendment No. 72”).

(b) Certificate of Trust of Registrant, filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.        Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026).

3.        Not Applicable.

4.        Form of Agreement and Plan of Reorganization attached as Appendix A to the Proxy Statement/Prospectus is incorporated herein by reference.

5.                                      (a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.                                      (a) Investment Advisory Agreement dated February 7, 2008 between Registrant and AAMI (the “2008 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Exhibit A to the 2008 Advisory Agreement is incorporated by reference to Exhibit EX-99.d.1.a of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed on February 27, 2015 (Accession Number 0001104659-15-015103) (“Post-Effective Amendment No. 63”).

(b) Investment Advisory Agreement dated November 13, 2015 between Registrant and AAMI (the “2015 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.2. of Post-Effective Amendment No. 69 filed on November 25, 2015.

(i) Amendment to the 2015 Advisory Agreement is incorporated by reference to Exhibit EX-99.d.2.a of Post-Effective Amendment No. 72 filed on February 29, 2016.

(c) Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Management Asia Limited (“AAMAL”) is incorporated by reference to Exhibit EX-99.d.3. of Post-Effective Amendment No. 28 filed on October 4, 2010.

(i) Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAMAL is incorporated by reference to Exhibit EX-99.d.3.a of Post-Effective Amendment No. 69 filed on November 25, 2015.

(d)         Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Managers Limited (“AAML”) is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 47 filed on June 15, 2012.

(i) Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAML is incorporated by reference to Exhibit EX-99.d.4.a of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A

filed on December 16, 2015 (Accession Number 0001104659-15-085212) (“Post-Effective Amendment No. 71”).

7. (a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                    Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.e.1.a of Post-Effective Amendment No. 72 filed on February 29, 2016.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-Effective Amendment No. 71 filed on December 16, 2015.

8. Not Applicable.

9. Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g. of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on July 12, 2010 (Accession Number 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

(i)                                    Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)                                 Form of Additional Funds Letter dated December 15, 2015 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.b of Post-Effective Amendment No. 71 filed on December 16, 2015.

10. (a) Distribution Plan is incorporated by reference to Exhibit EX-99.m of Post-Effective Amendment No. 71 filed on December 16, 2015.

(b) Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n of Post-Effective Amendment No. 72 filed on February 29, 2016.

11. Opinion and Consent of Counsel for Aberdeen Global Equity Fund that shares will be legally issued, fully paid and non-assessable, is incorporated by reference to Exhibit EX-99.11. of Registrant’s Form N-14 filed on July 1, 2016 (Accession Number 0001104659-16-130831) (“Registrant’s Form N-14”).

12. Opinion of Willkie Farr & Gallagher LLP with respect to tax matters is filed herewith.

13. (a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                    Form of Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1.a of Post-Effective Amendment No. 71 filed on December 16, 2015.

(b) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 39 filed on August 12, 2011.

(i)                                    Amendment dated September 18, 2014 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)                                 Amendment dated February 3, 2015 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(iii)                              Amendment dated December 11, 2015 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 72 filed on February 29, 2016.

(c) Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(i)                                    Form of Additional Funds Letter and Updated Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3.a of Post-Effective Amendment No. 71 filed on December 16, 2015.

(d) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028).

(i)                                    Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a of Post-Effective Amendment No. 71 filed on December 16, 2015.

(ii)                                 Amendment to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.c of Post-Effective Amendment No. 72 filed on February 29, 2016.

(iii)                              Second Amendment to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.c of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on June 16, 2016 (Accession Number 0001104659-16-127716) (“Post-Effective Amendment No. 74”).

(e) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5 of Post-Effective Amendment No. 72 filed on February 29, 2016.

(f) Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.5 of Post-Effective Amendment No. 72 filed on February 29, 2016.

(i)                                    Amended Exhibit A to the Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a of Post-Effective Amendment No. 74 filed on June 16, 2016.

(g) Short-Sale Brokerage Expense Limitation Agreement for Aberdeen Equity Long-Short Fund is incorporated by reference to Exhibit EX-99.h.7 of Post-Effective Amendment No. 71 filed on December 16, 2015.

(h) Form of Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit EX-99.h.8. of Post-Effective Amendment No. 67 filed on October 15, 2015.

14. Consent of KPMG LLP, independent registered public accounting firm, is incorporated by reference to Exhibit EX-99.14 of Registrant’s Form N-14 filed on July 1, 2016.

15. Not Applicable.

16. (a) Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Jack Solan, Peter D. Sacks, Martin Gilbert, Neville Miles, and John T. Sheehy is incorporated by reference to Exhibit EX-99.16.a. of Registrant’s Form N-14 filed on July 1, 2016.

(b) Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia is incorporated by reference to Exhibit EX-99.16.b. of Registrant’s Form N-14 filed on July 1, 2016.

(c) Officer’s Certificate is incorporated by reference to Exhibit EX-99.16.c. of Registrant’s Form N-14 filed on July 1, 2016.

17.                               (a) Form of Proxy Card is incorporated by reference to Exhibit EX-99.17 of Registrant’s Form N-14 filed on July 1, 2016.

(b) Aberdeen Funds Prospectus and Statement of Additional Information dated February 29, 2016, as amended March 9, 2016, with respect to Aberdeen Global Equity Fund and Aberdeen Global Natural Resources Fund (previously filed on EDGAR pursuant to Rule 497 on March 9, 2016, Accession Number 0001104659-16-103870).

(c) The audited financial statements and related report of the independent public accounting firm included in Aberdeen Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2015, with respect to Aberdeen Global Equity Fund and Aberdeen Global Natural Resources Fund (previously filed on EDGAR on Form N-CSR on January 8, 2016, Accession Number 0001193125-16-424612).

(d) The unaudited financial statements included in Aberdeen Funds’ Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2016, with respect to Aberdeen Global Equity Fund and Aberdeen Global Natural Resources Fund (previously filed on EDGAR on July 1, 2016, Accession Number 0001193125-16-640490).

Item 17. Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 14th day of December, 2016.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Bev Hendry(1)	President and Chief Executive Officer	December 14, 2016
Bev Hendry

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer and Principal Accounting Officer	December 14, 2016
Andrea Melia

/s/ P. Gerald Malone(1)	Chairman of the Board	December 14, 2016
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	December 14, 2016
Richard H. McCoy

/s/ Rahn K. Porter	Trustee	December 14, 2016
Rahn K. Porter

/s/ Steven N. Rappaport	Trustee	December 14, 2016
Steven N. Rappaport

/s/ Peter D. Sacks(1)	Trustee	December 14, 2016
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	December 14, 2016
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	December 14, 2016
Warren C. Smith

/s/ Jack Solan(1)	Trustee	December 14, 2016
Jack Solan

/s/ Neville Miles(1)	Trustee	December 14, 2016
Neville Miles

/s/ Martin Gilbert(1)	Trustee	December 14, 2016
Martin Gilbert

By:	/s/ Lucia Sitar	December 14, 2016
Lucia Sitar
Attorney In Fact

(1) Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-99.12	—	Opinion of Willkie Farr & Gallagher LLP with respect to tax matters for Aberdeen Global Equity Fund and Aberdeen Global Natural Resources Fund.